Other Assets	12 Months Ended
Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
OTHER ASSETS

NOTE 8 – OTHER ASSETS

Other assets consisted of the following as of March 31, 2021 and 2020:

	As of March 31,	As of March 31,
	2021	2020
Prepayments for advertising or marketing	$4,909,840	$6,200,104
Prepayment of celebrity endorsement fee	228,265	296,397
Total	$5,138,105	$6,496,501

The Company entered into several agreements with 50 exclusive distributors to provide subsidy of $152,177 (RMB 1 million) to each exclusive distributor for advertising and marketing. The prepayments were amortized within the contract periods of 3 years. In order to promote the culture of Chinese medicine and to seek for opportunities to export traditional Chinese herbal products to overseas health care and wellness market, the Company entered into a business development cooperation agreement with a service company located in the U.S. The agreement has a 3-year term for a total of $1,600,000. The service provider will provide market channel and advertisement supports to the Company.

In October 2018, the Company paid a celebrity endorsement fee of $445,533 (RMB 3 million). The celebrity endorsement contract is for a period of 5 years.